Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 89.3%
Communication Services — 7.5%
Diversified Telecommunication Services — 2.4%
AT&T Inc., Senior Notes	2.250%	2/1/32	$230,000	$194,057
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	53,295
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	97,048
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	166,121
AT&T Inc., Senior Notes	3.500%	9/15/53	1,080,000	737,010
AT&T Inc., Senior Notes	3.550%	9/15/55	990,000	671,456
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	337,236
Frontier California Inc., Senior Notes	6.750%	5/15/27	610,000	619,016
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	100,000	100,581 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	140,000	140,418 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	300,000	332,789
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	89,027
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	174,801 (a)
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	90,000	90,262 (b)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	149,013
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	338,959
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	408,338
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	168,428
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	371,544
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	60,000	58,362
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	172,326
Total Diversified Telecommunication Services				5,470,087
Entertainment — 0.4%
Netflix Inc., Senior Notes	4.900%	8/15/34	230,000	230,253
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	124,945
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	130,000	114,579
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	230,000	184,053
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	200,000	145,913
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	50,000	36,219
Total Entertainment				835,962
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	160,841
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	218,520
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	390,000	382,401
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	59,081
Total Interactive Media & Services				820,843
Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	19,914
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	483,737
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	159,469
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$380,000	$327,972
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	140,000	90,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	390,000	313,402
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	166,885
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	155,941
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	555,420
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	365,021
Comcast Corp., Senior Notes	5.350%	5/15/53	350,000	326,715
Comcast Corp., Senior Notes	2.937%	11/1/56	720,000	423,389
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	119,502
Fox Corp., Senior Notes	5.476%	1/25/39	260,000	250,834
Historic TW Inc., Senior Notes	8.300%	1/15/36	380,000	423,442
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	959,251
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	966,480
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	376,245
Total Media				6,484,210
Wireless Telecommunication Services — 1.5%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	150,000	150,182
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	220,000	216,033
Rogers Communications Inc., Subordinated Notes (7.000% to 4/15/30 then 5 year Treasury Constant Maturity Rate + 2.653%)	7.000%	4/15/55	190,000	190,781 (c)
Rogers Communications Inc., Subordinated Notes (7.125% to 4/15/35 then 5 year Treasury Constant Maturity Rate + 2.620%)	7.125%	4/15/55	270,000	269,187 (c)
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	257,294
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	67,127
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	457,057
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	30,000	30,173
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	239,566
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	810,000	547,863
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	890,000	896,612
Total Wireless Telecommunication Services				3,321,875

Total Communication Services				16,932,977
Consumer Discretionary — 6.2%
Automobile Components — 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	390,000	389,108 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	400,000	380,562 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	306,556 (a)
Total Automobile Components				1,076,226
Automobiles — 2.0%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	130,000	128,751 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	270,000	222,635
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	172,143
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	600,000	613,549
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
General Motors Co., Senior Notes	5.600%	10/15/32	$50,000	$49,609
General Motors Co., Senior Notes	6.600%	4/1/36	80,000	82,639
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	221,470
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	146,687
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	151,243 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	180,000	181,293 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,480,000	1,472,600 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	132,156 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	28,497 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	514,582 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	170,000	162,350 (a)
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	140,073
Total Automobiles				4,420,277
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	174,873
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	201,245 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	139,938
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	200,000	132,315
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	200,000	199,320 (a)
Amazon.com Inc., Senior Notes	3.250%	5/12/61	150,000	99,129
Total Broadline Retail				946,820
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	254,701
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp., Senior Notes	5.750%	3/1/27	280,000	280,351 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	380,000	378,757 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	100,000	105,164
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	620,000	613,287 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	50,000	49,555 (a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	350,000	342,319 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	150,000	149,216
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	235,510
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	244,761
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	81,810
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	163,084
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	518,508
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	220,000	219,203 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	184,308 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	320,000	318,950 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	20,000	20,013 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	99,650 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	80,780 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	120,000	120,018 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	199,953
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	559,784
Sands China Ltd., Senior Notes	3.250%	8/8/31	290,000	251,450
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	$200,000	$184,980 (a)
Total Hotels, Restaurants & Leisure				5,401,411
Specialty Retail — 0.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	195,662 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	236,139 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	39,658
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	484,823
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	91,080
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	100,000	91,652 (a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	76,190
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	650,000	508,861
Total Specialty Retail				1,724,065

Total Consumer Discretionary				13,823,500
Consumer Staples — 4.5%
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	150,000	138,437
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	140,000	140,949
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	486,449
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	424,353
Total Beverages				1,190,188
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	810,000	810,496 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	73,709 (a)
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	359,139
Total Consumer Staples Distribution & Retail				1,243,344
Food Products — 1.5%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	200,000 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	384,263 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	220,000	226,336 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	460,000	470,520 (a)
JM Smucker Co., Senior Notes	6.500%	11/15/43	130,000	139,880
Mars Inc., Senior Notes	5.000%	3/1/32	310,000	311,428 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	440,000	442,370 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	330,000	330,915 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	280,000	279,964 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	320,000	321,021 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	150,000	143,573
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	59,477
Total Food Products				3,309,747
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	5.200%	3/22/63	60,000	56,042
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	220,000	220,510
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	92,852
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	583,078
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	256,689
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	$180,000	$131,980
Altria Group Inc., Senior Notes	5.950%	2/14/49	660,000	652,201
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	70,414
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	102,812
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	135,539
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	46,461
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	513,775
BAT Capital Corp., Senior Notes	7.081%	8/2/53	80,000	88,036
BAT Capital Corp., Senior Notes	6.250%	8/15/55	390,000	389,486
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	290,000	302,333
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	154,759
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	110,000	111,951
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	111,070
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	109,844
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	120,456
Total Tobacco				4,194,246

Total Consumer Staples				9,993,567
Energy — 9.2%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	124,754
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	96,567
Total Energy Equipment & Services				221,321
Oil, Gas & Consumable Fuels — 9.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	170,000	172,981 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	225,984 (a)
APA Corp., Senior Notes	6.750%	2/15/55	20,000	19,577 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	260,000	260,076 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	400,000	258,830
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	220,000	217,052 (c)(d)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	71,596 (c)(d)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	60,000	62,089 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	309,885 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	73,536 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	150,597
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	58,155
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	110,000	107,155
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	383,623 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	110,000	89,293
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,480
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	174,928
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	136,156 (a)
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	125,448
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	140,100
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	184,799
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	$430,000	$365,101
Devon Energy Corp., Senior Notes	5.750%	9/15/54	20,000	18,325
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	500,000	501,007
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	41,701
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	360,741
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000	216,464
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	821,083 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	111,581 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	600,131 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	147,283
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	160,808
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	138,600
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	136,536 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	49,996
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	338,251
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	426,475
Energy Transfer LP, Senior Notes	5.950%	5/15/54	260,000	248,469
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	145,531
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	236,767
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	354,134
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	271,255
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	534,728
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	260,000	252,716
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	58,509
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.571%	8/16/77	90,000	89,728 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	320,000	313,811 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,124
EOG Resources Inc., Senior Notes	4.950%	4/15/50	90,000	81,151
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	102,158 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	19,941
Expand Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,661 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	59,604
Expand Energy Corp., Senior Notes	5.700%	1/15/35	30,000	30,137
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	60,000	53,550
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	150,000	125,322
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	261,104 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	202,724 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	200,824 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	111,931
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	368,632
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,744
MEG Energy Corp., Senior Notes	5.875%	2/1/29	90,000	88,572 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,081
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	5.000%	3/1/33	$150,000	$146,477
MPLX LP, Senior Notes	4.500%	4/15/38	260,000	228,411
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	261,621	257,697 (a)(c)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	213,596
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	154,521
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	37,540
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	35,444
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	46,366
ONEOK Inc., Senior Notes	6.625%	9/1/53	520,000	544,507
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	140,000	139,631 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,499
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	311,184
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	280,000	176,750 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	349,753
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	89,325
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	113,307
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	53,598
Puma International Financing SA, Senior Notes	7.750%	4/25/29	290,000	293,137 (a)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	138,266 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	109,947
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	180,000	124,351
Shell International Finance BV, Senior Notes	5.500%	3/25/40	170,000	172,978
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	118,308 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	295,924
Targa Resources Corp., Senior Notes	6.500%	3/30/34	110,000	117,509
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,219
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	968,034
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	267,665
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	245,171
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	139,746
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	128,767
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	410,574
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	170,000	175,593
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	549,901
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	332,692
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	646,616
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	70,000	70,582
Total Oil, Gas & Consumable Fuels				20,385,917

Total Energy				20,607,238
Financials — 29.0%
Banks — 13.6%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	204,574 (a)(c)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	200,000	205,078
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	$240,000	$238,791 (a)(c)(d)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	202,616 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	460,473 (c)(d)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	637,801
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	410,176
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	202,935 (c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	350,000	218,534 (c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	403,203 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,030,000	1,008,136 (c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	360,000	305,638 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,250,000	2,174,908 (c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	50,749 (c)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	820,000	834,848 (c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	241,936 (c)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	422,079 (c)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	349,376 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	324,962 (c)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	450,000	441,201 (c)(d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	201,167 (c)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	291,276 (a)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	840,000	880,593 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	330,000	345,262 (a)(c)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	475,944 (a)(c)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	250,000	259,998 (a)(c)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	411,206
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	360,000	361,802 (c)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	650,000	649,752 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	260,706
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	162,063
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	28,144 (c)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	180,000	179,414 (c)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	1,150,000	1,124,104 (c)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	440,000	433,054
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	84,877
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	$280,000	$282,781 (c)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	223,627 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	260,000	193,446 (a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	498,780
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	247,672 (a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	203,602 (a)(c)(d)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	320,000	322,434 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	230,000	229,730 (c)(d)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	330,000	332,734 (c)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	400,000	398,678 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	223,672 (c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	213,272 (c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	362,415
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	370,000	370,734 (c)
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	350,000	388,401 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,020,000	795,573 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	580,000	671,888 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	254,839 (c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	480,000	492,453 (c)(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	690,000	596,967 (c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	300,000	224,201 (c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	173,821 (c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	366,204 (c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	180,000	175,422 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	180,801 (c)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	550,000	562,059 (c)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	660,000	653,835 (c)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	207,955 (c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	96,692 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	170,290
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	198,246 (c)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	309,269 (a)(c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	250,000	247,384 (c)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	60,480
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	330,000	338,188 (a)(c)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	110,000	111,437 (c)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	$570,000	$591,036 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	183,497
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	380,000	283,415 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	832,216 (c)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	470,000	466,932 (c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	50,362 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	590,000	600,570 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,548 (c)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	32,374 (c)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	616,117
Total Banks				30,544,425
Capital Markets — 7.3%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	201,819
Ares Management Corp., Senior Notes	5.600%	10/11/54	200,000	186,056
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	60,000	60,634
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	60,000	57,919
BlackRock Funding Inc., Senior Notes	5.350%	1/8/55	120,000	116,808
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	301,750 (c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	660,000	659,309 (c)(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	104,497 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	800,000	839,184 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	227,220
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	196,265 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	188,227 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	150,000	148,500 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	140,000	137,287 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	460,000	466,899 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	136,657 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	137,209
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	116,063
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,380,000	1,193,103 (c)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	380,000	369,632 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	766,531 (c)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	640,000	649,179 (c)
Goldman Sachs Group Inc., Senior Notes (5.561% to 11/19/44 then SOFR + 1.580%)	5.561%	11/19/45	520,000	506,989 (c)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	940,000	936,968 (c)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	110,000	113,724 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	163,383
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	80,000	78,352
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	290,000	269,038
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	274,804 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	$260,000	$251,833 (c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	112,432 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	90,046 (c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	160,000	163,670 (c)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	590,000	576,784 (c)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	370,000	378,011 (c)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	150,000	155,515 (c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	610,000	654,649 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	381,496 (c)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	140,000	141,389 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	200,000	202,247 (c)
Morgan Stanley Bank NA, Senior Notes (4.447% to 10/15/26 then SOFR + 0.680%)	4.447%	10/15/27	470,000	469,524 (c)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	254,651 (c)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	103,146 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	470,966 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	72,486
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	76,977
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	300,000	296,199 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	769,171 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	261,250 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	514,666 (a)(c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	476,726 (a)(c)
Total Capital Markets				16,477,840
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	154,695 (c)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	297,990 (c)
Total Consumer Finance				452,685
Financial Services — 3.0%
200 Park Funding Trust, Senior Notes	5.740%	2/15/55	610,000	605,801 (a)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	240,000	225,591
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	150,000	129,529
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	240,000	190,042
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	110,000	108,814
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	90,000	87,156 (c)
Atlas Warehouse Lending Co. LP, Senior Notes	6.250%	1/15/30	340,000	341,970 (a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	458,112
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	334,697
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	290,000	242,349
Citadel LP, Senior Notes	6.000%	1/23/30	40,000	40,670 (a)
Citadel LP, Senior Notes	6.375%	1/23/32	320,000	328,508 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
High Street Funding Trust III, Senior Notes	5.807%	2/15/55	$400,000	$394,832 (a)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.117%	12/21/65	520,000	434,360 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	290,000	245,130 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	421,486 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	680,000	669,584 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	90,000	91,499
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	243,231
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	574,671
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	60,000	40,438
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	220,000	200,693
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	182,241 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	50,000	42,930 (a)
Total Financial Services				6,634,334
Insurance — 4.7%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	264,983 (a)
AIA Group Ltd., Subordinated Notes	5.400%	9/30/54	220,000	206,791 (a)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	414,846 (a)(c)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	141,107 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	108,139 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	180,000	183,343
Aon North America Inc., Senior Notes	5.750%	3/1/54	560,000	552,698
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	280,000	277,719
Arthur J Gallagher & Co., Senior Notes	5.550%	2/15/55	240,000	230,473
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	470,000	471,197
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	86,414
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	690,000	693,896 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	210,000	213,377 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	220,000	228,844 (a)(c)
Markel Group Inc., Senior Notes	6.000%	5/16/54	110,000	111,051
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	86,132
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	475,192
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	185,805
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	81,748
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	520,000	502,437
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	199,597 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	355,740 (a)(c)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	770,000	769,218 (a)(c)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	213,368
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	72,722
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	400,000	401,360 (c)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	67,958 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	$450,000	$331,898 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	101,588 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	426,355 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	442,297 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	460,000	352,063 (a)
Prudential Financial Inc., Senior Notes	5.200%	3/14/35	480,000	480,836
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	295,220 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	660,000	441,499 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	104,427
Total Insurance				10,572,338
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	350,000	317,732 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	100,000	106,365 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	65,941 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				490,038

Total Financials				65,171,660
Health Care — 9.4%
Biotechnology — 1.8%
AbbVie Inc., Senior Notes	5.050%	3/15/34	110,000	110,818
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	772,126
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	138,541
AbbVie Inc., Senior Notes	4.250%	11/21/49	790,000	655,003
AbbVie Inc., Senior Notes	5.400%	3/15/54	370,000	363,674
AbbVie Inc., Senior Notes	5.500%	3/15/64	330,000	324,932
Amgen Inc., Senior Notes	5.150%	3/2/28	230,000	234,175
Amgen Inc., Senior Notes	5.250%	3/2/30	220,000	225,075
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	228,110
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	373,042
Amgen Inc., Senior Notes	5.750%	3/2/63	320,000	312,095
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	131,882
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,009
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	150,000	149,395
Total Biotechnology				4,063,877
Health Care Equipment & Supplies — 0.8%
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	180,000	155,737
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	160,000	173,672
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	110,000	111,538 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	112,110
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	517,187
Solventum Corp., Senior Notes	5.900%	4/30/54	360,000	356,344
Solventum Corp., Senior Notes	6.000%	5/15/64	210,000	206,354
Stryker Corp., Senior Notes	5.200%	2/10/35	190,000	191,907
Total Health Care Equipment & Supplies				1,824,849
Health Care Providers & Services — 5.3%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	83,049
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Aetna Inc., Senior Notes	3.875%	8/15/47	$90,000	$65,450
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	220,000	223,608
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	183,021
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	290,000	291,185
Cardinal Health Inc., Senior Notes	4.900%	9/15/45	70,000	62,540
Cardinal Health Inc., Senior Notes	5.750%	11/15/54	170,000	166,653
Centene Corp., Senior Notes	3.375%	2/15/30	440,000	398,293
Cigna Group, Senior Notes	4.375%	10/15/28	220,000	218,389
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	317,871
Cigna Group, Senior Notes	4.900%	12/15/48	170,000	148,166
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	57,159
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	86,410
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	184,820
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	150,000	151,054
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	89,152
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	100,000	94,964
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	134,003 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	79,848 (c)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	141,455 (c)
CVS Health Corp., Senior Notes	1.300%	8/21/27	580,000	535,709
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	70,694
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	111,766
CVS Health Corp., Senior Notes	4.780%	3/25/38	650,000	583,526
CVS Health Corp., Senior Notes	5.050%	3/25/48	500,000	427,023
Elevance Health Inc., Senior Notes	5.500%	10/15/32	230,000	237,878
Elevance Health Inc., Senior Notes	6.100%	10/15/52	540,000	552,485
HCA Inc., Senior Notes	5.200%	6/1/28	310,000	313,866
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	110,654
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	222,106
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	92,895
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	191,278
HCA Inc., Senior Notes	6.000%	4/1/54	170,000	164,603
HCA Inc., Senior Notes	6.200%	3/1/55	470,000	466,957
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	180,000	175,485 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	368,210
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	107,446
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	27,893
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	330,092
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	180,000	173,392
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	153,165
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	285,613
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	789,727
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	120,855
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	477,345
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	$60,000	$59,138
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	913,483
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	285,220
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	430,000	443,386
Total Health Care Providers & Services				11,968,980
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	79,676
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	330,124
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	190,000	204,137
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	240,000	236,687
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	210,000	229,879
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	70,000	69,269
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	58,996
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	60,000	55,200
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	159,508
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	208,033
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	130,000	118,449
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	66,428
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	360,000	356,606
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	300,000	295,704
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	195,586
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	215,373
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	400,000	289,507
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	53,012
Total Pharmaceuticals				3,222,174

Total Health Care				21,079,880
Industrials — 6.3%
Aerospace & Defense — 2.5%
Avolon Holdings Funding Ltd., Senior Notes	5.375%	5/30/30	250,000	250,414 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	410,000	439,545
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	126,450
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	98,224
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	133,413
Boeing Co., Senior Notes	6.858%	5/1/54	310,000	337,002
Boeing Co., Senior Notes	7.008%	5/1/64	50,000	54,228
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	132,671
Hexcel Corp., Senior Notes	5.875%	2/26/35	180,000	183,493
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	89,781
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	90,000	91,310
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	260,000	263,401
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	96,603
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	100,000	98,346
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	699,669
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	87,567
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	253,449
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	430,000	399,152
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	$410,000	$388,031
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	418,422
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	343,241
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	111,837
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	79,286
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,043
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	267,475
RTX Corp., Senior Notes	6.400%	3/15/54	200,000	219,072
Total Aerospace & Defense				5,681,125
Air Freight & Logistics — 0.0%††
FedEx Corp., Senior Notes	5.250%	5/15/50	110,000	98,374 (a)
Building Products — 0.4%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	101,032
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	64,109
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	630,000	634,514 (a)
Total Building Products				799,655
Commercial Services & Supplies — 0.5%
California Institute of Technology, Senior Notes	4.700%	11/1/ 2111	370,000	312,955
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	233,867 (a)
Rollins Inc., Senior Notes	5.250%	2/24/35	80,000	79,644 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	366,861 (a)
Waste Management Inc., Senior Notes	5.350%	10/15/54	130,000	126,977
Total Commercial Services & Supplies				1,120,304
Construction & Engineering — 0.2%
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	494,207 (a)
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	154,546
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	270,000	272,093
Total Electrical Equipment				426,639
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	124,348
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	150,000	97,748
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	140,000	145,470
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	380,000	322,419
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000	51,302
Norfolk Southern Corp., Senior Notes	5.950%	3/15/64	110,000	113,479
Union Pacific Corp., Senior Notes	2.973%	9/16/62	350,000	204,549
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	193,641
Total Ground Transportation				1,252,956
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	210,000	200,024
Machinery — 0.2%
ESAB Corp., Senior Notes	6.250%	4/15/29	80,000	81,267 (a)
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	80,000	81,960
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	100,000	103,264
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	$130,000	$131,564
Total Machinery				398,055
Passenger Airlines — 1.3%
Air Canada Pass-Through Trust	4.125%	5/15/25	14,261	14,237 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	1,120,000	1,184,890 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	100,000	101,582 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	58,333	58,218 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	68,556 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	78,703	76,349
British Airways Pass-Through Trust	3.350%	6/15/29	14,275	13,619 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	46,860
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	49,808 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	460,000	435,636 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	141,907	131,670
United Airlines Pass-Through Trust	5.800%	1/15/36	210,169	213,792
United Airlines Pass-Through Trust	5.875%	2/15/37	426,258	430,343
US Airways Pass-Through Trust	3.950%	11/15/25	41,244	40,975
Total Passenger Airlines				2,866,535
Trading Companies & Distributors — 0.3%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	264,197 (c)(d)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	300,000	299,114 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	153,042 (a)
Total Trading Companies & Distributors				716,353

Total Industrials				14,054,227
Information Technology — 4.4%
Electronic Equipment, Instruments & Components — 0.0%††
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	50,962
IT Services — 0.3%
Accenture Capital Inc., Senior Notes	4.500%	10/4/34	570,000	550,986
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	87,859
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	160,000	124,141
Total IT Services				762,986
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	390,000	376,771
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	263,783
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	202,999
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	353,309
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,284 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	520,000	528,761 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	200,000	208,093 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	210,000	218,330 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	200,000	206,383 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	200,000	209,657 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	311,132 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	150,000	99,584
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	3.734%	12/8/47	$50,000	$34,889
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	369,107
Intel Corp., Senior Notes	5.700%	2/10/53	250,000	229,969
Intel Corp., Senior Notes	3.200%	8/12/61	170,000	96,270
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	39,735
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	165,041
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	96,623
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	31,369
Micron Technology Inc., Senior Notes	6.750%	11/1/29	100,000	107,319
Micron Technology Inc., Senior Notes	5.800%	1/15/35	60,000	61,467
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	110,898
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	210,000	179,433
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	130,000	121,520
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	66,338
Texas Instruments Inc., Senior Notes	5.150%	2/8/54	170,000	161,421
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	70,000	64,219
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	177,061
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	310,000	242,892
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	148,546
Total Semiconductors & Semiconductor Equipment				5,690,203
Software — 1.5%
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	230,000	227,772
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	61,289
Intuit Inc., Senior Notes	5.500%	9/15/53	200,000	199,051
Oracle Corp., Senior Notes	4.700%	9/27/34	140,000	133,743
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	551,027
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,318,938
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	92,994
Synopsys Inc., Senior Notes	4.650%	4/1/28	50,000	50,299
Synopsys Inc., Senior Notes	4.850%	4/1/30	90,000	90,612
Synopsys Inc., Senior Notes	5.000%	4/1/32	70,000	70,204
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	50,282
Synopsys Inc., Senior Notes	5.700%	4/1/55	470,000	467,002
Total Software				3,313,213
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	155,224

Total Information Technology				9,972,588
Materials — 2.9%
Chemicals — 0.5%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	177,766 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	205,806 (a)
OCP SA, Senior Notes	5.125%	6/23/51	260,000	200,220 (a)
OCP SA, Senior Notes	7.500%	5/2/54	200,000	205,223 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	201,608 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	133,561 (a)
Total Chemicals				1,124,184
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction Materials — 0.4%
CRH America Finance Inc., Senior Notes	5.875%	1/9/55	$200,000	$202,692
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	280,000	283,414
St. Marys Cement Inc., Senior Notes	5.750%	4/2/34	360,000	358,417 (a)
Total Construction Materials				844,523
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	43,379
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	197,370 (a)
Total Containers & Packaging				240,749
Metals & Mining — 1.9%
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	198,542 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	130,000	135,553
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	150,354
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	68,945
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	149,542 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	442,216 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	410,000	415,948 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	49,239
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	98,485
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	70,087
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	215,858
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	189,431 (a)
Glencore Funding LLC, Senior Notes	5.634%	4/4/34	110,000	110,516 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	52,666 (a)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	340,337 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	450,000	453,202 (a)(b)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	200,000	197,160 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	342,741
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	200,000	200,473
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	361,405
Total Metals & Mining				4,242,700

Total Materials				6,452,156
Real Estate — 0.5%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	179,413
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	320,000	197,426
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	140,000	133,658
Welltower OP LLC, Senior Notes	3.850%	6/15/32	110,000	102,405
Total Health Care REITs				612,902
Industrial REITs — 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	180,000	150,892
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	132,911
Total Industrial REITs				283,803
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	28,004
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	$280,000	$238,231

Total Real Estate				1,162,940
Utilities — 9.4%
Electric Utilities — 8.8%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	91,626
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	179,496
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	150,068
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	200,000	201,313
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	180,000	178,830
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	178,787
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	89,160
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	105,019
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	170,482 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	192,552 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	300,000	205,835 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	275,070
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	170,000	170,952
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	60,000	63,268
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	115,454
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	420,698
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	172,050
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	139,875
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	207,310
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	70,040
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	198,906
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	80,000	77,214
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	168,981
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	143,325
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	148,260
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	256,711
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	87,252
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	140,000	141,063
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	276,277
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	380,000	364,631 (c)(d)
Electricite de France SA, Senior Notes	5.750%	1/13/35	260,000	263,732 (a)
Electricite de France SA, Senior Notes	6.375%	1/13/55	370,000	372,051 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	320,000	323,024 (a)
Enel Finance International NV, Senior Notes	7.750%	10/14/52	200,000	239,857 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	210,000	209,175
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	148,672
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	199,821
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	50,142
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	30,000	28,782
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	170,000	178,192
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Exelon Corp., Junior Subordinated Notes (6.500% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 1.975%)	6.500%	3/15/55	$140,000	$139,467 (c)
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	264,202
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	630,000	539,323
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	111,686 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	118,394
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	150,000	147,131
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	143,340
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	163,839
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	160,000	163,888
Georgia Power Co., Senior Notes	4.850%	3/15/31	300,000	301,845
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	141,326
Georgia Power Co., Senior Notes	5.200%	3/15/35	260,000	261,855
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	130,000	129,419 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	100,000	102,852
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	130,000	126,946
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	86,016
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	30,000	29,671 (a)
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	115,669
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	85,551
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	82,610 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	107,027 (a)
NextEra Energy Capital Holdings Inc., Junior Subordinated Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	132,852 (c)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	180,644 (c)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	260,000	243,939 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	110,000	112,691
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	140,000	140,115 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	304,217 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	430,000	431,993 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	238,852
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	121,388 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	329,054
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	319,012
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	189,178
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	216,846
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	131,356
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	100,000	100,076
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	317,565
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	229,946
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	416,653
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	140,000	132,735
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	280,000	282,399
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	468,788
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	$130,000	$131,998 (c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	140,000	142,194 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	98,535 (c)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	356,571
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	154,205
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	150,000	152,836 (a)
RWE Finance US LLC, Senior Notes	6.250%	4/16/54	370,000	368,725 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	180,000	182,106
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	100,000	100,622
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	113,556
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	326,799
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	520,000	486,454
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	89,805
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	42,000	41,566 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	307,939 (c)
Southern Co., Senior Notes	4.850%	3/15/35	180,000	174,308
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	89,072
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	197,018
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	160,000	155,386
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	260,000	258,899 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	147,235
Total Electric Utilities				19,732,138
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	340,000	342,520 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	181,532 (c)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	180,000	174,645 (a)
Total Independent Power and Renewable Electricity Producers				698,697
Multi-Utilities — 0.3%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	120,000	119,582
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	40,000	40,426
Engie SA, Senior Notes	5.250%	4/10/29	200,000	204,109 (a)
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	85,340
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	54,513
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	58,016
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	110,638
Total Multi-Utilities				672,624

Total Utilities				21,103,459
Total Corporate Bonds & Notes (Cost — $196,263,608)				200,354,192
Sovereign Bonds — 3.3%
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	220,000	211,475 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Benin — 0.1%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	$200,000	$187,226 (a)
Bermuda — 0.1%

Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	174,740 (a)
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	270,000	263,148
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	200,000	191,700
Total Brazil				454,848
Chile — 0.1%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	294,680
Colombia — 0.1%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	310,000	209,017
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	194,495
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	280,000	205,267
Total Indonesia				399,762
Israel — 0.6%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	191,094
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	308,760
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	141,470
Israel Government International Bond, Senior Notes	5.750%	3/12/54	810,000	744,733
Total Israel				1,386,057
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	214,321 (a)
Ivory Coast Government International Bond, Senior Notes	8.075%	4/1/36	380,000	364,716 (a)(b)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	192,503 (a)
Total Ivory Coast				771,540
Jordan — 0.1%

Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	199,249 (a)
Mexico — 1.0%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	164,442
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	387,380
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	152,042
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	800,825
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	143,110
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	560,000	512,378
Total Mexico				2,160,177
Panama — 0.1%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	460,000	336,442
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	172,210 (a)
Poland — 0.1%

Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	343,052 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	199,422 (a)

Total Sovereign Bonds (Cost — $7,704,122)				7,499,897
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 1.8%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.353%	4/17/35	$230,000	$230,316 (a)(c)
Apidos CLO Ltd., 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.752%	4/15/31	430,000	430,220 (a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	5.943%	1/20/32	160,000	160,219 (a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,786
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.055%	4/20/30	250,000	250,384 (a)(c)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.929%	11/22/31	250,000	249,831 (a)(c)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	201,530	200,689 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.993%	1/20/31	220,000	220,061 (a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	51,459	53,163 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	127,587	115,750 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	49,208	44,407 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	188,809	174,475 (a)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.087%	7/30/31	250,000	250,397 (a)(c)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.199%	1/15/28	160,000	160,561 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.649%	1/15/28	100,000	100,491 (a)(c)
Renew Financial, 2023-1A A	5.900%	11/20/58	379,489	379,189 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	349,642	352,667 (a)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.184%	10/15/41	145,120	152,743 (a)(c)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	104,181 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	42,096	36,955 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.943%	7/20/32	270,000	270,487 (a)(c)

Total Asset-Backed Securities (Cost — $3,940,444)				3,977,972
Municipal Bonds — 1.3%
California — 0.8%
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,046,355
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/ 2112	165,000	142,175
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	534,739
Total California				1,723,269
Florida — 0.0%††

Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,889
Illinois — 0.2%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	200,000	208,351
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	141,177	140,979
Total Illinois				349,330
Michigan — 0.0%††

Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	88,951
Minnesota — 0.0%††

Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	83,551
New Jersey — 0.1%

New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	286,630
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 0.1%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	$100,000	$97,317
Fiscal 2025, Series D	5.114%	10/1/54	50,000	48,557
Total New York				145,874
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	126,862
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	135,000	140,334
Total Ohio				267,196

Total Municipal Bonds (Cost — $2,986,030)				2,965,690
Collateralized Mortgage Obligations(g) — 1.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	69,695	70,250 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	69,752	70,510 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	41,914 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.840%	10/25/43	250,296	250,613 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.840%	10/25/43	470,000	480,139 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	130,000	134,136 (a)(c)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.652%	3/15/41	110,000	109,550 (a)(c)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.322%	9/10/38	100,000	99,265 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	430,000	468,376 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	70,165	71,011 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	94,260	94,421 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	160,243	160,088 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	323,331	326,616 (a)

Total Collateralized Mortgage Obligations (Cost — $2,343,380)				2,376,889
Senior Loans — 1.0%
Communication Services — 0.4%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	648,342	645,100 (c)(h)(i)
X Corp., Term Loan B3	9.500%	10/26/29	340,000	349,229 (h)(i)

Total Communication Services				994,329
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	148,500	147,758 (c)(h)(i)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	5/6/31	349,355	347,608 (c)(h)(i)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.175%	9/7/27	171,628	171,588 (c)(h)(i)

Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.044%	4/16/31	425,700	425,434 (c)(h)(i)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.325%	4/30/31	$288,550	$279,263 (c)(h)(i)

Total Utilities				704,697
Total Senior Loans (Cost — $2,360,583)				2,365,980
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Notes	3.875%	3/15/28	190,000	189,978
U.S. Treasury Notes	4.625%	2/15/35	620,000	640,586

Total U.S. Government & Agency Obligations (Cost — $824,860)				830,564
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.0%††
Bank of New York Mellon Corp., Non Voting Shares (6.150% to 3/20/30 then 5 year Treasury Constant Maturity Rate + 2.161%)	6.150%		4,969	126,709 (c)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		4,250	107,355 (c)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		2,136	48,103 (c)
Total Mortgage Real Estate Investment Trusts (REITs)				155,458

Total Preferred Stocks (Cost — $275,514)				282,167
Total Investments before Short-Term Investments (Cost — $216,698,541)				220,653,351

Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $657,758)	4.315%		657,758	657,758 (j)(k)
Total Investments — 98.6% (Cost — $217,356,299)				221,311,109
Other Assets in Excess of Liabilities — 1.4%				3,099,790
Total Net Assets — 100.0%				$224,410,899

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $657,758 and the cost was $657,758 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	156	6/25	$32,131,375	$32,318,813	$187,438
U.S. Treasury 5-Year Notes	251	6/25	26,909,713	27,147,219	237,506
U.S. Treasury 10-Year Notes	19	6/25	2,095,244	2,113,156	17,912
U.S. Treasury Long-Term Bonds	184	6/25	21,226,665	21,579,750	353,085
					795,941
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	134	6/25	15,078,100	15,292,750	(214,650)
U.S. Treasury Ultra Long-Term Bonds	18	6/25	2,195,532	2,200,500	(4,968)
					(219,618)
Net unrealized appreciation on open futures contracts					$576,323
At March 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	813,274	USD	140,649	Citibank N.A.	4/2/25	$1,803
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Long Credit VIT
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,631	BRL	813,274	Citibank N.A.	4/2/25	$(821)
BRL	813,274	USD	141,631	Goldman Sachs Group Inc.	4/2/25	821
USD	141,908	BRL	813,274	Goldman Sachs Group Inc.	4/2/25	(545)
JPY	29,287,186	USD	187,024	Citibank N.A.	4/16/25	8,586
BRL	813,274	USD	141,118	Goldman Sachs Group Inc.	5/5/25	470
Net unrealized appreciation on open forward foreign currency contracts						$10,314

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
JPY	—	Japanese Yen
USD	—	United States Dollar
At March 31, 2025, the Portfolio had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2025[3]	Periodic Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Delta Air Lines Inc., 7.375%, due 1/15/26	$370,000	6/20/30	1.730%	5.000% quarterly	$55,272	$59,537	$(4,265)

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Long Credit VIT 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$20,349,541	$257,697	$20,607,238
Other Corporate Bonds & Notes	—	179,746,954	—	179,746,954
Sovereign Bonds	—	7,499,897	—	7,499,897
Asset-Backed Securities	—	3,977,972	—	3,977,972
Municipal Bonds	—	2,965,690	—	2,965,690
Collateralized Mortgage Obligations	—	2,376,889	—	2,376,889
Senior Loans	—	2,365,980	—	2,365,980
U.S. Government & Agency Obligations	—	830,564	—	830,564
Preferred Stocks	$282,167	—	—	282,167
Total Long-Term Investments	282,167	220,113,487	257,697	220,653,351
Short-Term Investments†	657,758	—	—	657,758
Total Investments	$939,925	$220,113,487	$257,697	$221,311,109
Other Financial Instruments:
Futures Contracts††	$795,941	—	—	$795,941
Forward Foreign Currency Contracts††	—	$11,680	—	11,680
Total Other Financial Instruments	$795,941	$11,680	—	$807,621
Total	$1,735,866	$220,125,167	$257,697	$222,118,730
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$219,618	—	—	$219,618
Forward Foreign Currency Contracts††	—	$1,366	—	1,366
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	4,265	—	4,265
Total	$219,618	$5,631	—	$225,249

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Long Credit VIT 2025 Quarterly Report

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,638,431	$11,551,735	11,551,735	$19,532,408	19,532,408

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$30,267	—	$657,758

Western Asset Long Credit VIT 2025 Quarterly Report